Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
November 30, 2025
GOL-NPRT3-0126
1.810695.121
Commodities - 0.6%
	Troy Ounces	Value ($)
UNITED STATES - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Gold Bullion (Cost $4,575,085)	5,582	23,536,670

Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 8.3%
Materials - 8.3%
Metals & Mining - 8.3%
Anglogold Ashanti Plc (a)	2,785,382	238,651,530
Northern Star Resources Ltd	1,169,451	20,809,064
OceanaGold Corp	2,707,767	70,026,619

TOTAL AUSTRALIA		329,487,213
BRAZIL - 6.5%
Materials - 6.5%
Metals & Mining - 6.5%
Wheaton Precious Metals Corp	2,337,382	257,012,500
BURKINA FASO - 3.3%
Materials - 3.3%
Metals & Mining - 3.3%
IAMGOLD Corp (b)	8,386,800	130,412,654
CANADA - 58.4%
Materials - 58.4%
Metals & Mining - 58.4%
Agnico Eagle Mines Ltd/CA	2,691,702	468,825,552
Alamos Gold Inc Class A	4,056,800	152,262,449
Artemis Gold Inc (b)	2,389,728	63,392,048
Ascot Resources Ltd warrants (b)	800,000	6
B2Gold Corp	9,379,400	43,458,882
Barrick Mining Corp	5,049,300	209,025,014
DPM Metals Inc	1,919,600	53,599,622
Equinox Gold Corp (b)	1,792,631	24,886,072
Faraday Copper Corp (b)	5,413,380	7,786,249
Franco-Nevada Corp	1,443,178	303,186,660
G Mining Ventures Corp (b)	2,258,300	53,086,089
K92 Mining Inc (b)	3,725,700	55,747,531
Kinross Gold Corp	6,792,300	190,968,884
Lundin Gold Inc (a)	1,442,200	121,355,539
Metalla Royalty & Streaming Ltd (United States) (b)	189,155	1,399,747
New Gold Inc (b)	8,390,400	70,007,559
Novagold Resources Inc (b)	1,371,100	13,981,305
OR Royalties Inc	2,184,500	76,253,111
Orla Mining Ltd (b)	8,579,052	120,694,238
Osisko Development Corp (a)(b)	2,337,747	8,252,249
Osisko Development Corp warrants 3/2/2026 (b)	1,144,505	8,157
Osisko Development Corp warrants 5/27/2027 (b)	666,666	7,020
Seabridge Gold Inc (a)(b)	433,900	12,118,827
Skeena Resources Ltd (b)	910,400	18,977,389
Ssr Mining Inc (b)	876,700	20,409,579
Torex Gold Resources Inc	2,316,300	109,081,329
Triple Flag Precious Metals Corp	2,462,000	82,345,615
Victoria Gold Corp (b)(c)	2,329,800	17
Vizsla Silver Corp (b)	1,996,900	10,131,326
Western Copper & Gold Corp (b)	4,312,173	10,522,387

TOTAL CANADA		2,301,770,452
CHINA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Zijin Mining Group Co Ltd H Shares	12,918,000	50,937,635
COTE D'IVOIRE - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Endeavour Mining PLC	1,053,700	48,671,749
HONG KONG - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Zijin Gold International Co Ltd	2,428,098	43,412,078
MOROCCO - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Aya Gold & Silver Inc (a)(b)	3,432,834	47,606,943
SOUTH AFRICA - 3.1%
Materials - 3.1%
Metals & Mining - 3.1%
Gold Fields Ltd	2,883,300	121,910,261
TURKEY - 2.1%
Materials - 2.1%
Metals & Mining - 2.1%
Eldorado Gold Corp (b)	2,688,900	84,162,214
UNITED STATES - 11.9%
Materials - 11.9%
Metals & Mining - 11.9%
Coeur Mining Inc (a)(b)	1,919,800	33,154,946
Ivanhoe Electric Inc / US (b)	1,014,485	14,517,280
Ivanhoe Electric Inc / US warrants 2/15/2026 (b)	255,152	1,878,965
Newmont Corp	4,619,848	419,158,809

TOTAL UNITED STATES		468,710,000
TOTAL COMMON STOCKS (Cost $1,621,894,051)		3,884,093,699

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.02	393,051	393,130
Fidelity Securities Lending Cash Central Fund (d)(e)	4.02	41,499,668	41,503,818
TOTAL MONEY MARKET FUNDS (Cost $41,896,948)			41,896,948

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,668,366,084)	3,949,527,317
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,998,712)
NET ASSETS - 100.0%	3,946,528,605

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $34,400,161.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,883,377	317,884,225	322,374,270	208,446	(202)	-	393,130	393,051	0.0%
Fidelity Securities Lending Cash Central Fund	20,659,019	850,315,032	829,470,156	239,763	(77)	-	41,503,818	41,499,668	0.1%
Total	25,542,396	1,168,199,257	1,151,844,426	448,209	(279)	-	41,896,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fury Gold Mines Ltd	3,956,454	-	6,615,042	-	(183,849)	2,842,437	-	-
Guanajuato Silver Co Ltd	3,630,544	-	9,243,934	-	1,361,225	4,252,165	-	-
Total	7,586,998	-	15,858,976	-	1,177,376	7,094,602	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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